Angel Oak Strategic Credit Fund
One Buckhead Plaza | 3060 Peachtree Road NW, Suite 500 | Atlanta, Georgia 30305

December 18, 2017

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549

Re:	Angel Oak Strategic Credit Fund (the “Fund”)
File Nos. 333- 220480 and 811-23289

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, the Trust certifies that the forms of Prospectus and Statement of Additional Information for the Fund that would have been filed under Rule 497(b) or (c) would not have differed from those contained in Pre-Effective Amendment No. 2 to the Fund’s Registration Statement on Form N‑2, which was electronically filed with the Commission on November 30, 2017 and became effective on December 1, 2017. As of December 18, 2017, the Fund had not yet commenced a public offering.

Please direct any inquiries regarding this filing to me at (414) 765-5586.  Thank you for your assistance with respect to this matter.

Sincerely,

/s/ Michael D. Barolsky
Michael D. Barolsky, Esq.
Vice President
U.S. Bancorp Fund Services, LLC,
as Administrator for the Fund